Notes Payable and Revolving Loan Agreement (Schedule of Notes Payable And Revolving Line Of Credit) (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2014	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
6.875% senior notes		198,557,000	[1]
Notes payable		5,740,000	[2]	1,500,000	[2],[3]
Insurance premium notes		5,682,000	[4]
Capital lease obligations		69,000	[5]
Revolving loan agreement			[6]		[6]
Total		210,048,000		1,500,000		33,206,000
Minimum [Member]
Debt Instrument [Line Items]
Discount rate		5.10%
Maximum [Member]
Debt Instrument [Line Items]
Discount rate		6.30%
Note payable One [Member]
Debt Instrument [Line Items]
Notes payable						632,000	[7]
Note Payable Two [Member]
Debt Instrument [Line Items]
Notes payable						1,632,000	[7]
Land Purchase Note, Corporation [Member]
Debt Instrument [Line Items]
Notes payable						2,760,000	[7]
Land Development Note, Corporation [Member]
Debt Instrument [Line Items]
Notes payable						2,918,000	[7]
Acquisition And Development Line, Bank [Member]
Debt Instrument [Line Items]
Revolving loan agreement						1,642,000	[7]
Construction Loan Agreement, Bank [Member]
Debt Instrument [Line Items]
Loans payable						1,066,000	[7]
Land Purchase Note, Bank And Trust [Member]
Debt Instrument [Line Items]
Notes payable						1,750,000	[7]
Construction Loan Agreement, Bank And Trust One [Member]
Debt Instrument [Line Items]
Loans payable						290,000	[7]
Construction Loan Agreement, Bank And Trust Two [Member]
Debt Instrument [Line Items]
Loans payable						143,000	[7]
Senior Unsecured Note [Member]
Debt Instrument [Line Items]
Maturity date		2022-05
Principal amount	200,000,000
Interest rate	6.875%
Net proceeds from issuance of senior debt	193,300,000
Discount rate	99.239%
Land Development Note [Member]
Debt Instrument [Line Items]
Maturity date				2016-04
Number of notes payable		4
Interest rate				3.50%
Land Development Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Maturity date		2015-03
Interest rate		0.50%
Land Development Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Maturity date		2016-04
Interest rate		5.00%
Insurance Premium Note [Member]
Debt Instrument [Line Items]
Number of notes payable		2
Insurance Premium Note [Member] | Note payable One [Member]
Debt Instrument [Line Items]
Maturity date		2015-10
Interest rate		2.65%
Insurance Premium Note [Member] | Note Payable Two [Member]
Debt Instrument [Line Items]
Maturity date		2015-11
Interest rate		3.89%
Capital Lease Obligations [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt, term		2 years
Capital Lease Obligations [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt, term		4 years
Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date		Oct. 18, 2013		Oct. 18, 2013
Debt, term		3 years		3 years
Line of credit facility		100,000,000		100,000,000
Basis spread on variable rate				2.50%
Letters of credit outstanding, amount		800,000		800,000
Line of credit facility, available capacity				99,200,000
Line of credit facility, annual fee				50,000
Revolving Credit Agreement [Member] | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate		2.50%
Revolving Line And Construction Facilities, Bank [Member]
Debt Instrument [Line Items]
Revolving loan agreement						20,373,000	[8]
Line of credit facility				43,000,000
Revolving Line And Construction Facilities, Bank [Member] | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate				3.00%

[1]	In May 2014, we completed a private offering of $200.0 million in aggregate principal amount of senior unsecured notes due 2022 in reliance on Rule 144A and Regulation S under the Securities Act of 1933, as amended. We received net proceeds of approximately $193.3 million. The notes carry a coupon of 6.875% per annum and were issued at a price equal to 99.239% of their principal amount. The senior notes are unsecured senior obligations which are guaranteed on an unsecured senior basis by certain of our current and future subsidiaries. The senior notes contain certain restrictions on issuing future secured debt and other transactions but do not contain financial covenants. The principal balance is due in May 2022, with interest only payments due semi-annually in November and May.
[2]	Four notes with maturity dates ranging from March 2015 to April 2016 with interest only payments ranging from 0.5% to 5.0%.
[3]	Due April 2016; interest only payments monthly at 3.50%.
[4]	Two notes due October 2015 and November 2015, respectively, and monthly interest and principal payments at 2.65% and 3.89%, respectively.
[5]	Various equipment leases with maturities ranging from 2 to 4 years.
[6]	On October 18, 2013 we entered into a three-year revolving loan agreement with a maximum borrowings of $100.0 million. Borrowings on the revolving loan agreement bear interest at a daily rate of LIBOR plus 2.50%. The revolving loan agreement was terminated on July 1, 2014, however letters of credit of $0.8 million issued prior to termination remain outstanding as of September 30, 2014.
[7]	Outstanding principal on the note was paid during 2013.
[8]	The line of credit was terminated in 2013. It had $43.0 million maximum capacity and interest accrued monthly at 3% plus one-month LIBOR. This line of credit was terminated in October 2013.